Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2020
NORTHERN U.S.TREASURY INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. TREASURY INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results approximating the performance of the Bloomberg Barclays U.S. Treasury Index.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50.28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.28%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in a representative sample of the U.S. Treasury obligations included in the Bloomberg Barclays U.S. Treasury Index. The Fund will buy and sell securities with the goal of achieving an overall duration and total return similar to that of the Bloomberg Barclays U.S. Treasury Index.

The Bloomberg Barclays U.S. Treasury Index is an unmanaged index that includes a broad range of U.S. Treasury obligations and is considered representative of U.S. Treasury bond performance overall. As of March 31, 2020, the duration of the Bloomberg Barclays U.S. Treasury Index was approximately 7.15 years. It is rebalanced monthly. The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the Bloomberg Barclays U.S. Treasury Index using computer programs and statistical procedures. Because the Fund will have fees and transaction expenses (while the Bloomberg Barclays U.S. Treasury Index has none), returns are likely to be below those of the Bloomberg Barclays U.S. Treasury Index.

The Fund’s investment adviser uses a representative sampling strategy to manage the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to that of an index. The Fund may or may not hold all of the securities that are included in the Bloomberg Barclays U.S. Treasury Index. The Fund reserves the right to invest in all of the securities in the Bloomberg Barclays U.S. Treasury Index in approximately the same proportion (i.e., replication) if the Fund’s investment adviser determines that it is in the best interest of the Fund.

The Fund’s investment adviser expects that, under normal circumstances, the quarterly performance of the Fund, before expenses, will track the performance of the Bloomberg Barclays U.S. Treasury Index within a 0.95 correlation coefficient.

		Barclays Capital, Inc. (“Barclays Capital”) does not endorse any of the securities in the Bloomberg Barclays U.S. Treasury Index. It is not a sponsor of the Fund and is not affiliated with the Fund in any way.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

TRACKING RISK is the risk that the Fund’s performance may vary substantially from the performance of the benchmark index it tracks as a result of share purchases and redemptions, transaction costs, expenses and other factors.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. If interest rates rise, the Fund’s yield may not increase proportionately, and the maturities of fixed income securities that have the ability to be prepaid or called by the issuer may be extended. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Recent and any future declines in interest rate levels could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a decline in the Fund’s share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. A low or declining interest rate environment poses additional risks to the Fund’s performance, including the risk that proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to fund assets, fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its investment adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or its investment adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

INFLATION-INDEXED SECURITIES RISK is the risk that interest payments on inflation-indexed securities can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced.

LARGE SHAREHOLDER RISK is the risk that the Fund may experience adverse effects when certain large shareholders, including funds or accounts over which the Fund’s investment adviser or an affiliate of the investment adviser has investment discretion, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Fund to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity and/or NAV. Such sales may also accelerate the realization of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Fund’s expense ratio due to expenses being allocated over a smaller asset base. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

PREPAYMENT (OR CALL) RISK is the risk that an issuer could exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) earlier than expected. The exercise of such right may result in a decreased rate of return and a decline in value of those obligations and, accordingly, a decline in the Fund’s NAV. Issuers may be more likely to prepay when interest rates fall, when credit spreads change, or when an issuer’s credit quality improves. If this happens, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities. The Fund may also lose any premium it paid to purchase the securities.

		As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund. The Fund commenced operations on January 11, 1993 as a separate portfolio (the “Predecessor U.S. Treasury Index Fund”) of Northern Institutional Funds. On November 16, 2012, the Predecessor U.S. Treasury Index Fund was reorganized into the Fund (the “Reorganization”). Prior to the Reorganization, the Predecessor U.S. Treasury Index Fund offered and sold Class A shares. In connection with the Reorganization, holders of the Predecessor U.S. Treasury Index Fund’s Class A shares received shares of the Fund. The Predecessor U.S. Treasury Index Fund was managed with the same investment objective, strategies and policies as are followed by the Fund. As a result of the Reorganization, the performance and accounting history of the Predecessor U.S. Treasury Index Fund prior to the Reorganization were assumed by the Fund.

The performance information set forth in the bar chart and table below for periods prior to the Reorganization is that of the Class A shares of the Predecessor U.S. Treasury Index Fund.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

		Updated performance information for the Fund is available and may be obtained on the Fund’s website at northerntrust.com/funds or by calling 800-595-9111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-595-9111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	northerntrust.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* Year to date total return for the six months ended June 30, 2020 is 8.63%. For the periods shown in the bar chart above, the highest quarterly return was 6.45% in the third quarter of 2011, and the lowest quarterly return was (3.88)% in the fourth quarter of 2016.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds.
NORTHERN U.S.TREASURY INDEX FUND | NORTHERN U.S. TREASURY INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Transfer Agent Fees	rr_Component1OtherExpensesOverAssets	0.04%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.28%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.16%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 16
3 Years	rr_ExpenseExampleYear03	78
5 Years	rr_ExpenseExampleYear05	145
10 Years	rr_ExpenseExampleYear10	$ 344
2010	rr_AnnualReturn2010	5.57%
2011	rr_AnnualReturn2011	9.60%
2012	rr_AnnualReturn2012	1.71%
2013	rr_AnnualReturn2013	(2.90%)
2014	rr_AnnualReturn2014	4.87%
2015	rr_AnnualReturn2015	0.68%
2016	rr_AnnualReturn2016	0.85%
2017	rr_AnnualReturn2017	2.13%
2018	rr_AnnualReturn2018	0.68%
2019	rr_AnnualReturn2019	6.67%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.88%)
1-Year	rr_AverageAnnualReturnYear01	6.67%
5-Year	rr_AverageAnnualReturnYear05	2.18%
10-Year	rr_AverageAnnualReturnYear10	2.93%
Since Inception	rr_AverageAnnualReturnSinceInception	4.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 1993
NORTHERN U.S.TREASURY INDEX FUND | Returns after taxes on distributions | NORTHERN U.S. TREASURY INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	5.76%
5-Year	rr_AverageAnnualReturnYear05	1.36%
10-Year	rr_AverageAnnualReturnYear10	2.03%
Since Inception	rr_AverageAnnualReturnSinceInception	3.24%
NORTHERN U.S.TREASURY INDEX FUND | Returns after taxes on distributions and sale of Fund shares | NORTHERN U.S. TREASURY INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	3.94%
5-Year	rr_AverageAnnualReturnYear05	1.32%
10-Year	rr_AverageAnnualReturnYear10	2.00%
Since Inception	rr_AverageAnnualReturnSinceInception	3.19%
NORTHERN U.S.TREASURY INDEX FUND | Bloomberg Barclays U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	6.86%
5-Year	rr_AverageAnnualReturnYear05	2.36%
10-Year	rr_AverageAnnualReturnYear10	3.13%
Since Inception	rr_AverageAnnualReturnSinceInception	5.05%

[1]	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Fund Operating Expenses” exceed 0.15%. This contractual limitation may not be terminated before July 31, 2021 without the approval of the Board of Trustees.
[2]	The Total Annual Fund Operating Expenses After Expense Reimbursement may be higher than the contractual expense reimbursement rate stated above due to excepted expenses that are not reimbursed.